UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
January 12, 2019 to February 12, 2019

Commission File Number of issuing entity: 333-166711-01
Central Index Key Number of issuing entity: 0001536226

UBS-Citigroup Commercial Mortgage Trust 2011-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166711
Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

45-4307653
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 816-6000
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from January 12, 2019 to February 12, 2019, no assets securitized by Citigroup Commercial Mortgage Securities
Inc. (the "Depositor") and held by UBS-Citigroup Commercial Mortgage
Trust 2011-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor most recently filed a Form ABS-15G on February 14, 2019.
The CIK number of the Depositor is 0001258361.

Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on
February 13, 2019.  The CIK number of Natixis is 0001542256.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on
February 06, 2019.  The CIK number of UBS is 0001541886.

Item 1A. Asset-Level Information.
Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
Disclosure from Deutsche Bank Trust Company Americas, as Trustee:

Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National
Trust Company ("DBNTC") have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage-backed securities ("RMBS") trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and
others, filed a derivative action against DBNTC and DBTCA in New York
State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the
U.S. Trust Indenture Act of 1939 (the "Trust Indenture Act"), breach of contract, breach of fiduciary duty and negligence based on DBNTC and
DBTCA's alleged failure to perform their duties as trustees for the trusts.
Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of
564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleged that the trusts at issue had suffered total realized collateral losses of U.S. $89.4 billion, but the complaint did not include a demand for money damages in a sum certain. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, in connection with 62 trusts governed by indenture agreements, plaintiffs asserted claims for breach of contract, violation of the Trust Indenture Act, breach of fiduciary duty, and breach of duty to avoid conflicts of interest. The amended complaint alleged that the trusts at issue had suffered total realized collateral losses of U.S.
$9.8 billion, but the complaint did not include a demand for money damages in a sum certain. On December 6, 2018, the court entered the parties'
stipulation voluntarily dismissing the action with prejudice.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts. On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant. The amended complaint asserts three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts.
The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain. On January 17, 2018, plaintiffs filed a motion for class certification. On May 30, 2018, the court denied that motion. On June 8, 2018, plaintiffs filed a notice of appeal from the denial of that motion. On December 6, 2018, the court entered the parties'
stipulation voluntarily dismissing plaintiffs' appeal. On December 13, 2018, plaintiffs submitted a notice of settlement and a request for dismissal.
On January 11, 2019, the court dismissed the action with prejudice.

On September 27, 2017, DBTCA was added as a defendant to a case brought by certain special purpose entities including Phoenix Light SF Limited in the
U.S. District Court for the Southern District of New York, in which the plaintiffs previously alleged incorrectly that DBNTC served as trustee for all 43 of the trusts at issue. On September 27, 2017, plaintiffs filed a third amended complaint that names DBTCA as a defendant in addition to DBNTC.
DBTCA serves as trustee for one of the 43 trusts at issue. DBNTC serves as trustee for the other 42 trusts at issue. Plaintiffs' third amended complaint brings claims for violation of the Trust Indenture Act; breach of contract;
breach of fiduciary duty; negligence and gross negligence; violation of New
York's Streit Act (the "Streit Act"); and breach of the covenant of good faith. However, in the third amended complaint, plaintiffs acknowledge that, before DBTCA was added to the case, the court dismissed plaintiffs' Trust
Indenture Act claims, negligence and gross negligence claims, Streit Act claims, claims for breach of the covenant of good faith, and certain theories of plaintiffs' breach of contract claims, and plaintiffs only include these claims to preserve any rights on appeal. Plaintiffs allege damages of
"hundreds of millions of dollars." On November 13, 2017, DBNTC and DBTCA filed an answer to the third amended complaint. On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment. Also on December 7, 2018, plaintiffs, jointly with Commerzbank AG (see description of Commerzbank case below), filed a motion for partial summary judgment. Both motions are being briefed by the parties. Discovery is ongoing.

On November 30, 2017, DBTCA was added as a defendant to a case brought by
Commerzbank AG ("Commerzbank") in the U.S. District Court for the Southern
District of New York, in which Commerzbank previously alleged incorrectly that
DBNTC served as trustee for all 50 of the trusts at issue. On November 30,
2017, Commerzbank filed a second amended complaint that names DBTCA as a defendant in addition to DBNTC. DBTCA serves as trustee for one of the 50 trusts at issue. DBNTC serves as trustee for the other 49 trusts at issue.
Commerzbank's second amended complaint brings claims for violation of the
Trust Indenture Act; breach of contract; breach of fiduciary duty; negligence;
violation of the Streit Act; and breach of the covenant of good faith.
However, in the second amended complaint, Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed Commerzbank's Trust
Indenture Act claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal. The second amended complaint alleges that DBNTC and DBTCA caused Commerzbank to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain. On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint. On December 7, 2018, DBNTC and
DBTCA filed a motion for summary judgment. Also on December 7, 2018,
Commerzbank, jointly with the Phoenix Light plaintiffs, filed a motion for partial summary judgment. Both motions are being briefed by the parties. Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB
Deutsche Industriebank A.G. (collectively, "IKB"), as an investor in 37
RMBS trusts, filed a summons with notice in the Supreme Court of the
State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of
Section 9 of the Uniform Commercial Code. IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages. On October 5, 2016,
DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts. As of January 17, 2017, DBNTC and DBTCA's motion to dismiss has been briefed and is awaiting decision by the court. On June
20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts. Certain limited discovery is permitted to go forward while the motion to dismiss is pending.

It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 3.  Sales of Securities and Use of Proceeds.
None

Item 4.  Defaults Upon Senior Securities.
None

Item 5.  Submission of Matters to a Vote of Security Holders.
None

Item 6.  Significant Obligors of Pool Assets.
With respect to the Trinity Centre Mortgage Loan, based on
information provided by the Trinity Centre Mortgage Loan Borrower, the net operating income for the Trinity Centre Mortgaged Property was $14,076,212.00, for the period of January 1, 2015 through
September 30, 2015.  The Trinity Centre Mortgage Loan was
defeased on November 6, 2015.

With respect to the Poughkeepsie Galleria Mortgage Loan, based on information provided by the Poughkeepsie Galleria Mortgage Loan
Borrower, the net operating income for the Poughkeepsie Galleria
Mortgaged Property was $10,336,590.00, a year-to-date figure for
the period of  January 1, 2018 through September 30, 2018.   There is
no material update at this time.

Item 7.  Change in Sponsor Interest in Securities.
None

Item 8.  Significant Enhancement Provider Information.
None

Item 9.  Other Information.
None

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the February 12, 2019 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

Exhibit Number     Description

EX-99.1            Monthly Report distributed to holders of the certificates
                   issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the February 12, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Name: Richard Simpson
Title: President

Date:    February 22, 2019